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                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended:  09/30/01
                                                         --------------------

          Check here if Amendment [ ]; Amendment Number: ---------------

                       This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Steginsky Capital LLC
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Address:   1 Palmer Square
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           Suite 541
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           Princeton, NJ 08542
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Form 13F File Number:   28-05811
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                      The Institutional Investment manager filing this report
                 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Andrew Steginsky
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Title:  Manager
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Phone:  (609) 252-9980
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Signature, Place, and Date of Signing:

Andrew Steginsky
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[Signature]

Princeton, NJ
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[City, State]

10/24/2001
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[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:
        0
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Form 13F Information Table Entry Total:
        7
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Form 13F Information Table Value Total:
     $94,303         (thousands)
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                              STEGINSKY CAPITAL LLC
                           FORM 13F INFORMATION TABLE

                    TITLE                                                                             VOTING AUTHORITY
                      OF                      VALUE         SHARES/               INVESTMENT
NAME OF ISSUER      CLASS     CUSIP          (x$1000)       PRN AMT   SH/PRN      DISCRETION      SOLE      SHARED    NONE
--------------      -----   ---------      -----------      -------   ------      ----------      ----      ------    ----
AMERICAN             COM    026874107         22,454        287,878     SH           SOLE         SOLE
INTERNATIONAL
GROUP

CINTAS               COM    172908105         17,000        421,840     SH           SOLE         SOLE

ILLINOIS TOOL        COM    452308109          7,374        136,275     SH           SOLE         SOLE
WORKS

INTEL                COM    458140100         17,165        839,781     SH           SOLE         SOLE

NEWS CORP. LTD       COM    652487703          1,763         73,159     SH           SOLE         SOLE

PROGRESSIVE          COM    743315103         15,004        112,053     SH           SOLE         SOLE
CORP.

NEWS CORP. LTD       PRE    652487802         13,542        636,076     SH
PFD-ADR
